Share Capital and Employee Compensation Plans - Narrative (Details) $ / shares in Units, right in Millions, $ in Millions		12 Months Ended
	Feb. 22, 2019 shares right	Dec. 31, 2025 shares right $ / shares	Dec. 31, 2025 USD ($) shares right $ / shares	Dec. 31, 2024 shares right $ / shares	Dec. 31, 2024 USD ($) shares right $ / shares	Mar. 06, 2025 shares	Mar. 04, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (shares)		800,000,000	800,000,000
Share repurchase authorized (in shares)						18,107,917	18,232,990
Share repurchase authorized, daily maximum (in shares)							186,936
Share repurchase authorized, daily maximum, percentage of average trading volume in the four calendar weeks preceding date of purchase							25.00%
Common shares repurchased (in shares)			1,650,770		1,720,366
Common shares repurchased, average price per share (in USD per share) | $ / shares			$ 27.92		$ 14.16
Common shares repurchased, consideration | $			$ 46		$ 24
CVRs | Tahoe Resources, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of CVRs issued | right	314
CVR, expiration term	10 years
Number of shares issuable (shares)	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000
Number of CVRs outstanding | right		314	314	314	314
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Vesting period			3 years
Granted (shares)			140,426		220,026
Share price (CAD$ per share) | $ / shares		$ 59.26		$ 31.52
Percentage of vested stock, settled, performance multiplier			117.60%
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Vesting period			3 years
Granted (shares)			347,000		478,000
Percentage of vested stock, settled, common shares			25.00%
Percentage of vested stock, settled, common shares or cash			75.00%
Restricted share units | Share-based Compensation Award, Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)			33.30%
Restricted share units | Share-based Compensation Award, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)			33.30%
Restricted share units | Third anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)			33.30%
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (shares)			46,000		48,000